Annual Total Returns - Fidelity® Growth Company Fund [BarChart] - 11.30 Fidelity Growth Company Fund - K PRO-08 - Fidelity® Growth Company Fund - Fidelity Growth Company Fund-Class K	Jan. 29, 2022
Bar Chart Table:
Annual Return 2012	18.69%
Annual Return 2013	37.76%
Annual Return 2014	14.57%
Annual Return 2015	7.94%
Annual Return 2016	6.12%
Annual Return 2017	36.90%
Annual Return 2018	(4.46%)
Annual Return 2019	38.52%
Annual Return 2020	67.69%
Annual Return 2021	22.73%